Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	vsfi_SupplementTextBlock
VOYA SERIES FUND, INC.
Voya Global Target Payment Fund
(the “Fund)

Supplement dated April 30, 2018
to the Fund’s Class A, Class C, Class I, Class R, Class R6, Class T and Class W
Prospectus each dated February 28, 2018
(each a “Prospectus” and collectively the “Prospectuses”)

On March 15, 2018, the Fund’s Board of Directors (the “Board”) approved changes with respect to the Fund’s principal investment strategies and portfolio managers.

Effective on or about May 1, 2018, the Fund’s Prospectuses are revised as follows:

1.	The sixth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

In addition to investing in the Underlying Funds, the Fund may also invest up to 20% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds, to make tactical allocations and/or to gain exposure to equity securities, fixed-income securities or alternative strategies. The Fund may invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, to earn income, and to assist in managing cash.

Voya Global Target Payment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vsfi_SupplementTextBlock
VOYA SERIES FUND, INC.
Voya Global Target Payment Fund
(the “Fund)

Supplement dated April 30, 2018
to the Fund’s Class A, Class C, Class I, Class R, Class R6, Class T and Class W
Prospectus each dated February 28, 2018
(each a “Prospectus” and collectively the “Prospectuses”)

On March 15, 2018, the Fund’s Board of Directors (the “Board”) approved changes with respect to the Fund’s principal investment strategies and portfolio managers.

Effective on or about May 1, 2018, the Fund’s Prospectuses are revised as follows:

1.	The sixth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

In addition to investing in the Underlying Funds, the Fund may also invest up to 20% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds, to make tactical allocations and/or to gain exposure to equity securities, fixed-income securities or alternative strategies. The Fund may invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, to earn income, and to assist in managing cash.